Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of components used in calculation of basic and diluted earnings per share
The following table shows the components used in the calculation of basic and diluted net earnings per common share for earnings attributable to common shareholders.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Net earnings attributable to common shareholders - basic	2,716	2,709
Dividends declared per common share (in dollars)	3.68	3.50

Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	911.5	906.3
Assumed exercise of stock options(1)	0.5	0.4

Weighted average number of common shares outstanding - diluted (in millions)	912.0	906.7
(1)The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was nil in 2022 and 3,302,850 in 2021.